CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Call options (Details) ¥ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 22, 2014 shares	May 31, 2019 shares	Feb. 28, 2018 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance of shares (in shares) | shares		18,687,500	16,560,000			5,976,272
Proceeds from exercise of call option					¥ 621,059
American Depositary Shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance of shares (in shares) | shares	3,750,000	4,671,875	4,140,000			1,494,068
Call Option
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance of shares (in shares) | shares				1,875,000
Derivative asset fair value | $				$ 30
Gain from change in fair value						¥ 476,000
Loss from change in fair value					136,000
Exchange loss for call option						¥ 14,000
Exchange gain for call option					¥ 300
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Net proceeds from the offering | $				$ 30